Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax inflation adjustment	$ (88,263,267)	$ (52,792,778)	$ (8,512,034)
Deferred Tax Assets Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	308
Charge to Income	156,266	(308)
Others		0
Ending balance	156,266	0	308
Deferred Tax Assets Derivate Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	33,294	0
Charge to Income	(33,294)	33,294
Others		0
Ending balance	0	33,294	0
Deferred Tax Assets Loans and Other Financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	32,225,184	33,040,056
Charge to Income	(11,956,131)	(814,872)
Others		0
Ending balance	20,269,053	32,225,184	33,040,056
Deferred Tax Assets Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,744,754	919,676
Charge to Income	361,746	825,078
Others		0
Ending balance	2,106,500	1,744,754	919,676
Deferred Tax Assets Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	23,009	87,996
Charge to Income	1,684,193	(64,987)
Others		0
Ending balance	1,707,202	23,009	87,996
Deferred Tax Assets Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	5,472
Charge to Income	455,812	(5,472)
Others		0
Ending balance	455,812	0	5,472
Deferred Tax Assets Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	20,771
Charge to Income		(20,771)
Others		0
Ending balance		0	20,771
Deferred Tax Assets Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	506,669	2,315,141
Charge to Income	4,658,874	(1,808,472)
Others		0
Ending balance	5,165,543	506,669	2,315,141
Deferred Tax Assets Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,029,890	1,200,759
Charge to Income	1,065,210	829,131
Others		0
Ending balance	3,095,100	2,029,890	1,200,759
Deferred Tax Assets Foreign Currency Exchange Difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27,935	0
Charge to Income	(21,558)	27,935
Others		0
Ending balance	6,377	27,935	0
Deferred Tax Assets Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12,559,153	34,161,804
Charge to Income	(9,728,511)	(996,608)
Others		(20,606,043)
Ending balance	2,830,642	12,559,153	34,161,804
Deferred Tax Assets Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	219,382	634,286
Charge to Income	(184,654)	(414,904)
Others		0
Ending balance	34,728	219,382	634,286
Deferred Tax Assets Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	49,369,270	72,386,269
Charge to Income	(13,542,047)	(2,410,956)
Others		(20,606,043)
Ending balance	35,827,223	49,369,270	72,386,269
Deferred Tax Assets Subsidiaries With Net Liability Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(41,019,665)	(45,299,012)
Charge to Income	12,444,154	4,279,347
Others		0
Ending balance	(28,575,511)	(41,019,665)	(45,299,012)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8,349,605	27,087,257
Charge to Income	(1,097,893)	1,868,391
Others		(20,606,043)
Ending balance	7,251,712	8,349,605	27,087,257
Deferred Tax Liabilities Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,700,623)	(3,834,717)
Charge to Income	(6,872,763)	1,134,094
Others		0
Ending balance	(9,573,386)	(2,700,623)	(3,834,717)
Deferred Tax Liabilities Derivative Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Charge to Income	(463,773)
Ending balance	(463,773)	0
Deferred Tax Liabilities Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(295,369)	(73,874)
Charge to Income	(277,445)	(221,495)
Others		0
Ending balance	(572,814)	(295,369)	(73,874)
Deferred Tax Liabilities Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(35,746,609)	(33,309,265)
Charge to Income	21,289,995	(2,437,344)
Others		0
Ending balance	(14,456,614)	(35,746,609)	(33,309,265)
Deferred Tax Liabilities Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,889,422)	(7,777,992)
Charge to Income	1,306,420	(3,111,430)
Others		0
Ending balance	(9,583,002)	(10,889,422)	(7,777,992)
Deferred Tax Liabilities Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(418,844)	(535,921)
Charge to Income	220,478	117,077
Others		0
Ending balance	(198,366)	(418,844)	(535,921)
Deferred Tax Liabilities Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(266,594)	(101,955)
Charge to Income	266,594	(164,639)
Others		0
Ending balance	0	(266,594)	(101,955)
Derivative Tax Liabilities Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Charge to Income	(74,973)
Ending balance	(74,973)	0
Derivative Tax Liabilities Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(47,171)
Charge to Income	(9,061)	47,171
Others		0
Ending balance	(9,061)	0	(47,171)
Deferred Tax Liabilities Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,268,267)	0
Charge to Income	1,268,267	(1,268,267)
Others		0
Ending balance	0	(1,268,267)	0
Deferred Tax Liabilities Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(1,200)
Charge to Income	(4,655)	1,200
Others		0
Ending balance	(4,655)	0	(1,200)
Deferred Tax Liabilities Foreign Currency Exchange Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(7,129)
Charge to Income		7,129
Others		0
Ending balance		0	(7,129)
Deferred Tax Liabilities Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11,066)	(11,218)
Charge to Income	5,806	152
Others		0
Ending balance	(5,260)	(11,066)	(11,218)
Deferred Tax Liabilities Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,301)	(1,184)
Charge to Income	1,301	(117)
Others		0
Ending balance	0	(1,301)	(1,184)
Deferred Tax Liabilities Foreign Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(51,598,095)	(45,701,626)
Charge to Income	16,656,191	(5,896,469)
Others		0
Ending balance	(34,941,904)	(51,598,095)	(45,701,626)
Deferred Tax Liabilities Subsidiaries With Net Asset Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	41,019,665	45,299,012
Charge to Income	(12,444,154)	(4,279,347)
Others		0
Ending balance	28,575,511	41,019,665	45,299,012
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,578,430)	(402,614)
Charge to Income	4,212,037	(10,175,816)
Others		0
Ending balance	$ (6,366,393)	$ (10,578,430)	$ (402,614)